UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	5/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Intermediate Municipal Bond Fund, Inc.

ANNUAL REPORT May 31, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Fund Performance

7	Understanding Your Fund’s Expenses

7	Comparing Your Fund’s Expenses With Those of Other Funds

8	Statement of Investments

33	Statement of Assets and Liabilities

34	Statement of Operations

35	Statement of Changes in Net Assets

36	Financial Highlights

37	Notes to Financial Statements

46	Report of Independent Registered Public Accounting Firm

47	Important Tax Information

48	Board Members Information

51	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Intermediate Municipal Bond Fund, Inc.

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this annual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the 12-month period from June 1, 2008, through May 31, 2009.

Like most other financial markets, the municipal bond market went on a wild ride during the reporting period, with higher-yielding securities plummeting over the first half of the reporting period and rebounding strongly in the second half. In supporting the recent rally, investors apparently shrugged off more bad economic news: the unemployment rate surged to a 25-year high, and a 6.3% annualized contraction over the fourth quarter of 2008 was followed by a 5.7% revised estimate of economic contraction during the first quarter of 2009.Yet, the market rebound proved to be robust, particularly among lower-rated securities that had been battered during the downturn.

These enormous swings leave investors to wonder if the financial markets are forecasting sustainable economic improvement, or could this be a bear market rally where securities reach such depressed levels that even the slightest hint of good news lifts prices? We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines.That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2008, through May 31, 2009, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2009, Dreyfus Intermediate Municipal Bond Fund achieved a total return of 3.44%.1 The Barclays Capital 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 6.70% for the same period.2 In addition the average total return for all funds reported in the Lipper Intermediate Municipal Debt Funds category was 2.95%.3

A financial crisis and economic slowdown produced heightened market volatility over much of the reporting period, but a strong market rally in 2009 erased earlier losses.The fund return underperformed relative to its benchmark Index, which does not reflect fees and expenses like a mutual fund, however, the fund produced a higher return than that of its Lipper category average, primarily due to a bias toward higher-quality securities.

The Fund’s Investment Approach

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds: Caught in the Credit Crisis

An intensifying credit crisis and a severe recession roiled most financial markets, including municipal bonds, during the reporting period. Slumping home values, rising unemployment and plunging consumer confidence contributed to one of the worst recessions since the 1930s, putting pressure on the fiscal conditions of most states and municipalities. Meanwhile, an ongoing credit crunch escalated into a global financial crisis that punished a number of large financial institutions, including major municipal bond insurers and dealers. Market volatility was particularly severe over the fourth quarter of 2008, after the bankruptcy of investment bank Lehman Brothers nearly led to the collapse of the global banking system.

Investor sentiment began to improve in the first quarter of 2009 as investors gained confidence that aggressive measures by the Federal Reserve Board (the “Fed”) and U.S. government would be effective in forestalling a collapse of the credit markets.The Fed had injected massive amounts of liquidity into the banking system and reduced short-term interest rates to unprecedented low levels, while Congress enacted the $787 billion American Recovery and Reinvestment Act. As a result, investors began to look forward to better economic conditions, and municipal bonds generally erased their previous losses.

Focus on Quality Supported Fund Returns

The fund’s focus on higher-quality municipal bonds helped it avoid the brunt of market volatility during the financial crisis. As the fund’s lower-rated holdings matured, we redeployed those assets to securities with higher-quality credit profiles. When making new purchases, we emphasized higher-rated bonds with maturities in the 10- to 15-year range, which we believed offered attractive values due to relatively wide yield differences along the intermediate-term maturity spectrum.

Although we generally maintained the fund’s average maturity in a range that was somewhat shorter than industry averages, we extended the fund’s average duration early in the reporting period in anticipation of lower short-term interest rates.This positioning helped the fund lock in higher yields for as long as we deemed practical.

Staying Cautious in a Volatile Market

As of the reporting period’s end, the U.S. economy has remained weak. Consequently, we intend to maintain the fund’s focus on higher-quality municipal bonds over the near term.

June 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-
exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Intermediate Municipal Bond Fund, Inc. on
5/31/99 to a $10,000 investment made in the Barclays Capital 7-Year Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund invests primarily in municipal securities and maintains a portfolio with a weighted average maturity ranging between 3 and 10 years.The fund’s performance shown in the line graph above takes into account fees and expenses.The
Index, unlike the fund, is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2009

Expenses paid per $1,000†	$3.71
Ending value (after expenses)	$1,068.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2009

Expenses paid per $1,000†	$3.63
Ending value (after expenses)	$1,021.34

† Expenses are equal to the fund’s annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
May 31, 2009

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.2%	Rate (%)	Date	Amount ($)		Value ($)

Alabama—1.8%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000		5,141,900
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty)	5.00	1/1/17	6,310,000		6,966,808
Huntsville Health Care Authority,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	6/1/13	1,600,000		1,641,808
Alaska—2.6%
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000		2,745,293
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000		1,767,631
Alaska Student Loan
Corporation, Student Loan
Revenue (Insured;
AMBAC) (Prerefunded)	6.00	7/1/10	6,380,000	[a]	6,648,088
Anchorage,
GO (Schools) (Insured; FGIC)
(Prerefunded)	5.88	12/1/10	2,365,000	[a]	2,543,439
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	6.00	6/1/10	4,745,000	[a]	5,002,511
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	6.20	6/1/10	1,385,000	[a]	1,427,242
Arizona—2.0%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/21	10,990,000		12,067,350
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	3,645,000		3,337,654

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California—6.2%
ABAG Finance Authority for
Nonprofit Corporations, Revenue
(San Diego Hospital Association)	5.13	3/1/18	700,000		659,141
Arcadia Unified School District,
GO (Insured; FSA)	0.00	8/1/20	1,635,000	[b]	936,855
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		3,620,785
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/24	2,500,000		2,699,650
California Health Facilities
Financing Authority, Revenue
(Providence Health and Services)	6.25	10/1/24	3,000,000		3,281,550
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,106,110
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000		4,327,700
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	3,900,000		3,465,657
California Housing Finance Agency,
Home Mortgage Revenue	4.95	8/1/23	3,000,000		2,646,900
California Housing Finance Agency,
Home Mortgage Revenue	4.70	8/1/26	3,000,000		2,494,110
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,182,091
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,186,338
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	[b]	5,194,169
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	[b]	1,166,294

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000		1,946,300
Rancho Mirage Joint Powers
Financing Authority, COP
(Eisenhower Medical Center)
(Insured; National Public
Finance Guarantee Corp.)	4.88	7/1/22	2,890,000		2,684,608
Sacramento City Unified School
District, GO (Insured; FSA)	0.00	7/1/23	5,065,000	[b]	2,311,869
Tobacco Securitization Authority
of Southern California, Tobacco
Settlement Asset-Backed Bonds
(San Diego County Tobacco
Asset Securitization Corporation)	4.75	6/1/25	2,300,000		1,890,646
Colorado—2.5%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		5,983,249
Colorado Springs School District
Number 11, GO
Improvement Bonds	6.50	12/1/10	2,000,000		2,162,980
Colorado Springs School District
Number 11, GO
Improvement Bonds	6.50	12/1/11	2,040,000		2,289,370
Denver City and County, Airport
System Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/11	7,000,000		7,249,480
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000	[b]	1,597,320
Connecticut—.1%
Mashantucket Western Pequot Tribe,
Special Revenue	5.60	9/1/09	1,000,000	[c]	994,120

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

District of Columbia—1.4%
District of Columbia,
GO (Insured; National Public
Finance Guarantee Corp.)	6.00	6/1/12	3,280,000	3,599,702
District of Columbia,
HR (Children’s Hospital
Obligated Group Issue)
(Insured; FSA)	5.25	7/15/18	2,000,000	2,129,040
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000	2,611,323
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,712,189
Florida—16.7%
Bay County,
Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	2,375,000	2,394,950
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000	1,275,523
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program—Florida Universities)
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/16	4,285,000	4,295,712
Collier County,
Gas Tax Revenue
(Insured; AMBAC)	5.25	6/1/19	2,190,000	2,289,557
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/20	3,500,000	3,730,125
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/22	2,000,000	2,102,860

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.25	10/1/11	2,115,000	2,311,335
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/18	2,500,000	2,623,150
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/18	9,330,000	9,557,185
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/19	3,675,000	3,755,776
Florida Department of
Transportation, Turnpike Revenue	5.25	7/1/23	1,945,000	1,997,826
Florida Education System,
University of Florida Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	2,055,000	2,152,243
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,176,100
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	2,000,000	2,084,880
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000	3,949,864
Florida Ports Financing
Commission, Revenue (State
Transportation Trust Fund—
Intermodal Program) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	1,745,000	1,763,322
Florida Water Pollution Control
Financing Corporation, Water PCR	5.25	1/15/21	2,545,000	2,794,664
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000	1,306,420

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000	3,589,023
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/16	2,625,000	2,708,055
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000	2,415,056
Indian Trace Development District,
Water Management Special
Benefit Assessment Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/20	1,500,000	1,384,050
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/14	1,500,000	1,570,860
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/15	1,500,000	1,605,165
Jacksonville,
Guaranteed Entitlement
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.38	10/1/16	3,080,000	3,255,375
Jacksonville,
Sales Tax Revenue (River City
Renaissance Project) (Insured;
National Public Finance
Guarantee Corp.)	5.13	10/1/18	2,500,000	2,501,475
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute Project)	6.00	9/1/17	3,465,000 [c]	3,104,605
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,693,050
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/12	1,065,000	1,163,118

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Florida (continued)
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/13	1,485,000		1,640,970
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000		2,290,258
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000		2,398,525
Miami-Dade County,
Water and Sewer System Revenue
(Insured; FSA)	5.25	10/1/17	5,000,000		5,587,600
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000		5,266,800
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/15	5,000,000		5,228,450
Northern Palm Beach County
Improvement District, Water
Control and Improvement (Unit
of Development Number 5B)
(Prerefunded)	5.75	8/1/09	630,000	[a]	640,565
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; National Public
Finance Guarantee Corp.)	6.25	10/1/11	1,770,000		1,949,761
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000	[d]	2,665,925
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	6.75	7/1/22	3,000,000	[e]	1,800,030

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Palm Beach County,
Criminal Justice Facilities
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	6/1/10	1,825,000	1,901,102
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,414,120
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000	603,995
Polk County,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/18	2,000,000	2,065,560
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	1,071,670
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000	1,106,301
Seminole County,
Water and Sewer Revenue	5.00	10/1/22	4,530,000	4,738,561
Volusia County School Board,
Sales Tax Revenue (Insured; FSA)	5.38	10/1/15	4,000,000	4,337,280
Georgia—4.1%
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/15	2,560,000	2,771,149
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/16	2,700,000	2,900,988

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Georgia (continued)
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.25	11/1/15	5,000,000	5,556,350
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000	4,626,680
Georgia,
GO	5.00	7/1/24	10,000,000	11,060,400
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	11/1/16	5,000,000	5,237,500
Hawaii—.3%
Kuakini Health System,
Special Purpose Revenue	5.50	7/1/12	2,115,000	2,079,637
Idaho—.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	1,450,000	1,555,212
Illinois—2.3%
Chicago O’Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000	6,958,260
Chicago Park District,
GO Limited Tax Park (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/20	1,300,000	1,367,990
Cook County Community High School
District Number 219, GO
(Insured; FSA)	5.00	12/1/24	2,020,000	2,155,724
Illinois Health Facilities
Authority, Revenue (The
Passavant Memorial Area
Hospital Association Project)
(Prerefunded)	5.65	10/1/10	4,850,000 [a]	5,191,876
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	0/5.55	6/15/21	2,500,000 [f]	2,370,250

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Indiana—.1%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit Group)	5.00	5/1/13	1,000,000	1,055,520
Kansas—2.4%
Burlington,
EIR (Kansas City Power and
Light Company Project)
(Insured; XLCA)	5.00	4/1/11	5,000,000	5,076,450
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment
Project Area B)	4.75	12/1/16	3,800,000	3,651,496
Wyandotte County/Kansas City
Unified Government,
Utility System Revenue
(Insured; AMBAC)	5.65	9/1/18	9,130,000	10,337,808
Kentucky—1.5%
Ashland,
PCR (Ashland Inc. Project)	5.70	11/1/09	4,000,000	4,081,280
Kentucky Asset/Liability
Commission, Project Notes
(Federal Highway Trust First
Series) (Insured; National
Public Finance Guarantee Corp.)	5.25	9/1/18	5,000,000	5,686,400
Kentucky Municipal Power Agency,
Power System Revenue (Praire
State Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/19	2,000,000	2,162,480
Maine—1.1%
Jay,
SWDR (International Paper
Company Projects)	4.90	11/1/17	5,780,000	4,746,594
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	3,600,000	3,533,544
Maryland—.3%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/22	1,000,000	934,330

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/23	1,250,000	1,148,400
Massachusetts—1.3%
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	6,000,000	5,371,620
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured;
Assured Guaranty)	6.13	1/1/22	5,000,000	5,212,050
Michigan—2.6%
Detroit,
Water Supply System Revenue
(Insured; FSA)	5.00	7/1/22	5,000,000	5,080,300
Detroit Local Development Finance
Authority, Tax Increment Revenue	5.20	5/1/10	1,855,000	1,361,477
Dickinson County Economic
Development Corporation, EIR
(International Paper
Company Project)	5.75	6/1/16	2,000,000	1,910,700
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,240,951
Michigan Hospital Finance
Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000	3,578,540
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000	2,582,875
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group) (Prerefunded)	5.75	11/15/11	3,250,000 [a]	3,645,460
Minnesota—2.1%
Minneapolis-Saint Paul Metropolitan
Airports Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,097,800

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minnesota (continued)
Minnesota Public Facilities
Authority, Clean Water Revenue	5.00	3/1/20	7,500,000	8,418,675
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.00	11/15/17	2,900,000	2,488,432
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,000,000	867,080
Mississippi—.5%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/22	3,875,000	4,068,052
Missouri—.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,149,920
Nevada—1.2%
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	4,960,098
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	4,845,600
New Hampshire—.5%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	4,125,000	4,137,994
New Jersey—3.1%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	2,563,020

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000	5,077,350
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.38	6/15/15	3,300,000	3,235,815
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/16	1,000,000	973,820
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured; Radian)	5.00	7/1/10	1,880,000	1,905,982
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured; Radian)	5.00	7/1/11	1,970,000	1,999,156
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	2,810,000	2,888,877
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	5.88	6/1/21	5,000,000	5,322,700
New Mexico—1.6%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,500,000	1,552,830
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,905,000	3,073,287
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000	8,172,450
New York—5.1%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.86	9/1/15	3,000,000 [g]	2,354,010
New York City,
GO	5.00	8/1/18	5,000,000	5,353,900

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City,
GO	5.00	4/1/20	2,500,000	2,609,050
New York City,
GO	5.00	4/1/22	4,810,000	4,964,401
New York State Dormitory
Authority, Mortgage HR (The
Long Island College Hospital)
(Insured; FHA)	6.00	8/15/15	3,725,000	4,014,470
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	1,000,000	917,800
New York State Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000	3,897,924
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue Bonds	5.50	4/1/12	3,950,000	4,334,177
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,425,800
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,102,600
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American
Ref-Fuel Company of
Niagara, L.P. Facility)	5.45	11/15/12	2,000,000	1,895,840
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	3,000,000	2,364,810
North Carolina—2.5%
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.13	1/1/14	3,000,000	3,149,550

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.00	1/1/21	1,200,000	1,384,464
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	941,870
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,082,362
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/16	2,540,000	2,707,157
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/17	10,000,000	10,585,100
Ohio—3.0%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	5,000,000	5,498,200
Franklin County Convention
Facilities Authority, Tax and
Lease Revenue Anticipation Bonds	5.00	12/1/23	2,075,000	2,250,130
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	1,500,000	1,507,680
Ohio,
Major New State Infrastructure
Project Revenue	5.75	6/15/19	2,000,000	2,336,980
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG) (Prerefunded)	5.25	5/1/16	3,230,000 [a]	3,773,900
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000	4,049,022

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Ross County,
Hospital Facilities Revenue
(Adena Health System)	5.75	12/1/22	3,835,000	3,979,963
Oregon—.8%
Washington County Unified Sewerage
Agency, Senior Lien Sewer
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/12	5,670,000	6,291,149
Pennsylvania—5.5%
Allegheny County,
Airport Revenue (Pittsburgh
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.75	1/1/11	5,000,000	5,172,250
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,006,400
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,008,760
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	5.65	12/15/17	895,000	780,458
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,722,900
Delaware Valley Regional
Finance Authority, Local
Government Revenue	5.75	7/1/17	6,830,000	7,485,612
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	1,839,457
Harrisburg Authority,
Resource Recovery
Facility Revenue	0.00	12/15/10	1,420,000 [b,c]	1,320,188
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	5,000,000	5,290,200

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.25	1/15/15	3,660,000	3,952,288
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,775,551
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	2,580,000	2,311,009
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000	554,447
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.00	12/1/11	1,475,000 [a]	1,661,514
Rhode Island—.5%
Rhode Island Health and
Educational Building Corporation,
Health Facilities Revenue
(Saint Antoine Residence Issue)
(LOC; Allied Irish Banks)	5.50	11/15/09	735,000	746,025
Rhode Island Student Loan
Authority, Student Loan Program
Revenue (Insured; AMBAC)	4.80	12/1/21	3,600,000	3,339,504
South Carolina—3.4%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,720,913
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina Project)	5.25	12/1/21	5,000,000	5,239,300
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000	5,217,450
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,149,785

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

South Carolina (continued)
Tobacco Settlement Revenue
Management Authority, Tobacco
Settlement Asset-Backed
Refunding Bonds	5.00	6/1/18	5,000,000	5,000,350
Tennessee—.4%
Tennessee Housing Development
Agency, Homeownership
Program Revenue	5.20	7/1/10	1,540,000	1,558,372
Tennessee Housing Development
Agency, Homeownership
Program Revenue	5.30	7/1/11	1,810,000	1,830,688
Texas—8.5%
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	6.00	1/1/17	1,935,000	1,675,613
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	6.00	1/1/18	1,125,000	945,270
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	6.00	1/1/20	1,555,000	1,270,466
Bexar County,
Revenue (Venue Project)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.75	8/15/10	5,000,000 [a]	5,299,250
Brazos River Authority,
Revenue (Reliant
Energy, Inc. Project)	5.38	4/1/19	2,000,000	1,974,020
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; XLCA)	6.13	11/1/18	5,000,000	5,018,700
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	4,000,000	3,464,880
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,109,955

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Hospital
System) (Insured; FSA)	5.50	6/1/12	8,295,000	8,949,227
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	5/15/21	5,000,000	5,291,100
Houston,
Combined Utility System, First
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	5/15/12	2,750,000	3,002,477
Lower Colorado River Authority,
Revenue	5.75	5/15/23	2,000,000	2,121,900
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	5.00	5/15/20	4,200,000	4,240,488
North Texas Tollway Authority,
System Revenue	6.00	1/1/23	3,000,000	3,242,040
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,500,000	1,358,430
San Antonio,
Electric and Gas Systems Revenue	5.00	2/1/23	5,000,000	5,310,150
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	5,000,000	5,817,550
Tarrant County Health Facilities
Development Corporation,
Health System Revenue (Harris
Methodist Health System)	6.00	9/1/10	5,260,000	5,465,035

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Utah—1.7%
Jordanelle Special Service
District, Special Assessment
Bonds (Improvement District
Number 1999-1)	8.00	10/1/11	2,500,000	2,583,750
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000	3,202,491
Utah Transit Authority,
Sales Tax Revenue	5.00	6/15/24	7,000,000	7,582,540
Virginia—1.3%
Peninsula Ports Authority,
Revenue (Port Facility-CSX
Transportation Project)	6.00	12/15/12	4,150,000	4,189,964
Tobacco Settlement Financing
Corporation of Virginia, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.25	6/1/12	3,000,000 [a]	3,146,340
Virginia College Building
Authority, Educational Facilities
Revenue (Public Higher
Education Financing Program)	4.50	9/1/18	2,450,000	2,703,673
Washington—3.0%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,238,200
Franklin County,
GO (Pasco School District
Number 1) (Insured; FSA)	5.25	12/1/19	5,000,000	5,413,550
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	2,360,000	2,513,707
Port of Seattle,
Limited Tax GO (Insured; FSA)	5.00	11/1/16	5,000,000	5,224,350
Port of Tacoma,
Limited Tax GO (Insured; FSA)	5.00	12/1/20	3,025,000	3,347,525

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Washington (continued)
Seattle,
Municipal Light and Power
Improvements Revenue
(Insured; FSA)	5.25	3/1/10	50,000	51,793
Washington,
GO	5.75	10/1/12	15,000	16,128
Washington,
GO	5.75	10/1/12	1,895,000	1,972,733
West Virginia—.4%
West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000	3,087,865
Wisconsin—.9%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; FSA)	6.00	11/15/11	3,500,000	3,791,480
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Insured; Assured Guaranty)	5.00	7/1/19	2,950,000	3,112,811
U.S. Related—2.3%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds (Prerefunded)	5.75	7/1/10	4,300,000 [a]	4,534,866
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000	1,395,285
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	2,500,000	2,567,900

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000	1,652,227
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,440,000	2,454,006
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000	499,117
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000	2,546,513
Puerto Rico Public Buildings
Authority, Government Facilities
Revenue (Insured; XLCA)	5.25	7/1/20	2,000,000	1,911,620
Virgin Islands Public Finance
Authority, Revenue, Virgin Islands
Gross Receipts Taxes Loan Note	5.63	10/1/10	770,000	788,834
Total Long-Term Municipal Investments
(cost $763,291,377)				771,248,845

Short-Term Municipal
Investments—.4%

California—.1%
Irvine Reassessment District,
Limited Obligation Improvement
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.85	6/1/09	1,000,000 [h]	1,000,000

The Fund 29

STATEMENT OF INVESTMENTS (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York—.3%
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	0.85	6/1/09	2,000,000 [h]	2,000,000
Total Short-Term Municipal Investments
(cost $3,000,000)				3,000,000

Total Investments (cost $766,291,377)			98.6%	774,248,845
Cash and Receivables (Net)			1.4%	11,143,506
Net Assets			100.0%	785,392,351

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $5,418,913 or .7% of net assets.
d Purchased on a delayed delivery basis.
e Non-income producing—security in default.
f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g Variable rate security—interest rate subject to periodic change.
h Variable rate demand note—rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 31

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	47.1
AA		Aa		AA	27.2
A		A		A	10.4
BBB		Baa		BBB	9.4
BB		Ba		BB	2.2
B		B		B	.1
F1		MIG1/P1		SP1/A1	.4
Not Rated[i]		Not Rated[i]		Not Rated[i]	3.2
					100.0

†	Based on total investments.
i	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2009

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	766,291,377	774,248,845
Cash		507,620
Interest receivable		12,438,296
Receivable for investment securities sold		1,604,210
Receivable for shares of Common Stock subscribed		6,745
Prepaid expenses		124,118
		788,929,834
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		480,807
Payable for investment securities purchased		2,701,325
Payable for shares of Common Stock redeemed		244,792
Accrued expenses		110,559
		3,537,483
Net Assets ($)		785,392,351
Composition of Net Assets ($):
Paid-in capital		787,746,719
Accumulated undistributed investment income—net		163,455
Accumulated net realized gain (loss) on investments		(10,475,291)
Accumulated net unrealized appreciation
(depreciation) on investments		7,957,468
Net Assets ($)		785,392,351
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		60,156,004
Net Asset Value, offering and redemption price per share ($)		13.06

See notes to financial statements.

The Fund 33

STATEMENT OF OPERATIONS
Year Ended May 31, 2009

Investment Income ($):
Interest Income	36,943,185
Expenses:
Management fee—Note 3(a)	4,705,841
Shareholder servicing costs—Note 3(b)	932,294
Interest and expense related to floating rate notes issued—Note 4	120,394
Professional fees	77,838
Directors’ fees and expenses—Note 3(c)	71,665
Custodian fees—Note 3(b)	70,739
Prospectus and shareholders’ reports	36,467
Registration fees	29,320
Loan commitment fees—Note 2	16,035
Interest expense—Note 2	3,634
Miscellaneous	73,120
Total Expenses	6,137,347
Less—reduction in management fee due to undertaking—Note 3(a)	(106,618)
Less—reduction in fees due to earnings credits—Note 1(b)	(25,333)
Net Expenses	6,005,396
Investment Income—Net	30,937,789
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,943,441)
Net unrealized appreciation (depreciation) on investments	(2,092,503)
Net Realized and Unrealized Gain (Loss) on Investments	(6,035,944)
Net Increase in Net Assets Resulting from Operations	24,901,845

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2009	2008

Operations ($):
Investment income—net	30,937,789	29,732,141
Net realized gain (loss) on investments	(3,943,441)	(2,603,413)
Net unrealized appreciation
(depreciation) on investments	(2,092,503)	(3,486,477)
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,901,845	23,642,251
Dividends to Shareholders from ($):
Investment income—net	(30,682,004)	(29,648,351)
Capital Stock Transactions ($):
Net proceeds from shares sold	33,280,319	35,360,473
Net assets received in connection
with reorganization—Note 1	—	149,771,860
Dividends reinvested	22,777,800	22,124,544
Cost of shares redeemed	(96,245,035)	(103,939,160)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(40,186,916)	103,317,717
Total Increase (Decrease) in Net Assets	(45,967,075)	97,311,617
Net Assets ($):
Beginning of Period	831,359,426	734,047,809
End of Period	785,392,351	831,359,426
Undistributed investment income—net	163,455	85,325
Capital Share Transactions (Shares):
Shares sold	2,598,148	2,682,691
Shares issued in connection
with reorganization—Note 1	—	11,323,321
Shares issued for dividends reinvested	1,780,566	1,683,655
Shares redeemed	(7,574,131)	(7,894,270)
Net Increase (Decrease) in Shares Outstanding	(3,195,417)	7,795,397

See notes to financial statements.

The Fund 35

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,

	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	13.12	13.21	13.18	13.51	13.28
Investment Operations:
Investment income—net[a]	.51	.50	.49	.49	.50
Net realized and unrealized
gain (loss) on investments	(.07)	(.09)	.03	(.33)	.23
Total from Investment Operations	.44	.41	.52	.16	.73
Distributions:
Dividends from investment income—net	(.50)	(.50)	(.49)	(.49)	(.50)
Net asset value, end of period	13.06	13.12	13.21	13.18	13.51
Total Return (%)	3.44	3.16	4.03	1.23	5.59
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.78	.81	.80	.74	.73
Ratio of net expenses
to average net assets	.77	.79	.80[b]	.74[b]	.73[b]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.02	.05	.06	.05	.04
Ratio of net investment income
to average net assets	3.94	3.81	3.72	3.70	3.70
Portfolio Turnover Rate	22.75	28.89	23.87	28.51	37.33
Net Assets, end of period ($ x 1,000)	785,392	831,359	734,048	789,377	873,038

a	Based on average shares outstanding at each month end.
b	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries.As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of NewYork Mellon (formerly,The Bank of NewYork).

As of the close of business on December 3, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Florida Intermediate Municipal Bond Fund (the “Acquired Fund”) were transferred to the fund in exchange for shares of Common Stock of the fund of equal value. Shareholders of the Acquired Fund received shares of the fund, in each case in an equal amount to the aggregate net asset value of their investment in the Acquired Fund at the time of the exchange.The net asset value of the fund’s shares on the close of business December 3, 2007, after the reorganization was $13.23, and a total of 11,323,321 shares representing net assets of $149,771,860 (including $4,962,168 net unrealized

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

appreciation on investments) were issued to the Acquired Fund’s shareholders in the exchange. The exchange was a tax-free event to the Acquired Fund shareholders.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investments in
Securities	—	774,248,845	—	774,248,845
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2009, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $646,829, accumulated capital losses $9,303,951 and unrealized appreciation $8,130,762. In addition, the fund had $1,344,634 of capital losses realized after October 31, 2008, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2009. If not applied, $3,876,984 of the carryover expires in fiscal 2011, $1,514,192 expires in fiscal 2016 and $3,912,775 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2009 and May 31, 2008 were as follows: tax exempt income $30,677,695 and $29,647,580 and ordinary income $4,309 and $771, respectively.

During the period ended May 31, 2009, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $177,655, increased accumulated net realized gain

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

(loss) on investments by $172,618 and increased paid-in capital by $5,037. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of NewYork Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2009 was approximately $175,100 with a related weighted average annualized interest rate of 2.07%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Manager had undertaken from June 1, 2008 through May 31, 2009 to reduce the management fee paid by the fund, to the extent that the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .75% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $106,618 during the period ended May 31, 2009.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2009, the fund was charged $484,391 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $268,308 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2009, the fund was charged $24,289 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $70,739 pursuant to the custody agreement.

During the period ended May 31, 2009, the fund was charged $5,814 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $399,578, custodian fees $36,004, chief compliance officer fees $1,150

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

and transfer agency per account fees $44,718, which are offset against an expense reimbursement currently in effect in the amount of $643.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2009, amounted to $177,022,760 and $200,889,122, respectively.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended May 31, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

Inverse Floater Securities: The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. At May 31, 2009, there were no floating rate notes outstanding.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2009, was approximately $5,391,700, with a related weighted average annualized interest rate of 2.23%.

At May 31,2009,the cost of investments for federal income tax purposes was $766,118,083; accordingly, accumulated net unrealized appreciation on investments was $8,130,762, consisting of $22,834,354 gross unrealized appreciation and $14,703,592 gross unrealized depreciation.

The Fund 45

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Intermediate Municipal Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Intermediate Municipal Bond Fund, Inc., including the statement of investments, as of May 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Intermediate Municipal Bond Fund, Inc. at May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York July 17, 2009

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended May 31, 2009 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $4,309 that is being designated as an ordinary income distribution for reporting purposes. As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2009 calendar year on Form 1099-DIV and their portion of the fund’s tax-exempt dividends paid for the 2009 calendar year on Form 1099-INT, both of which will be mailed by early 2010.

The Fund 47

Joni Evans (67)
Board Member (2006)

Principal Occupation During Past 5 Years:
- Chief Executive Officer, www.wowOwow.com an online community dedicated to women's conversations and publications
- Principal, Joni Evans Ltd.
- Senior Vice President of the William Morris Agency (2005)

No. of Portfolios for which Board Member Serves: 27

Ehud Houminer (68)
Board Member (1994)

Principal Occupation During Past 5 Years:
- Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:
- Avnet Inc., an electronics distributor, Director
- International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman

No. of Portfolios for which Board Member Serves: 60

Richard C. Leone (69)
Board Member (1980)

Principal Occupation During Past 5 Years:
- President of The Century Foundation (formerly, The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

Other Board Memberships and Affiliations:
- The American Prospect, Director
- Center for American Progress, Director

No. of Portfolios for which Board Member Serves: 27

Hans C. Mautner (71)
Board Member (1980)

Principal Occupation During Past 5 Years:
- President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
- Director and Vice Chairman of Simon Property Group (1998-2003)
- Chairman and Chief Executive Officer of Simon Global Limited (1999-present)

Other Board Memberships and Affiliations:
- Capital and Regional PLC, a British co-investing real estate asset manager, Director

No. of Portfolios for which Board Member Serves: 27

The Fund 49

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chairman, President and Chief Executive Officer of Founders Asset Management LLC, an affiliate of the Manager, and an officer of 76 investment companies (comprised of 172 portfolios) managed by the Manager. Prior to June 2009, Mr. Officer was Chief Operating Officer,Vice Chair and a Director of the Manager, where he had been employed since April 1998. He is 60 years old.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a Director of the Manager, and an officer of 76 investment companies (comprised of 172 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

The Fund 51

OFFICERS OF THE FUND (Unaudited) (continued)

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since September 2007.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 193 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 189 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

For More Information

Dreyfus Intermediate Municipal Bond Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DITEX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2009, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

0947AR0509

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $43,841 in 2008 and $44,719 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,276 in 2008 and $5,276 in 2009

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,514 in 2008 and $3,234 in 2009. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $322 in 2008 and $225 in 2009. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2008 and $0 in 2009.

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Note: In each of (b) through (d) of this Item 4, 100% of all services provided by the Auditor were pre-approved as required.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $2,596,025 in 2008 and $20,898,574 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant

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in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	July 23, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	July 23, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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